Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments [Abstract]
Schedule of Equity Method Investment

In the years ended December 31, 2025 and 2024, activity recorded for the Company’s equity method investment in Lab Services MSO is summarized in the following table:

Equity investment carrying amount at January 1, 2024	$12,095,020
Lab Services MSO’s net income attributable to the Company	79,923
Intangible assets amortization amount	(666,932)
Distribution of earnings from equity investment	(611,888)
Impairment of goodwill	(259,579)
Equity investment carrying amount at December 31, 2024	10,636,544
Lab Services MSO’s net income attributable to the Company	503,833
Intangible assets amortization amount	(111,156)
Sale of equity investment	(11,029,221)
Equity investment carrying amount at December 31, 2025	$-

Schedule of Financial Information	The tables below present the summarized financial information, as provided to the Company by the investee, for the unconsolidated company:
	For the Period from January 1, 2025 through February 26, 2025 (Date of Sale)	For the year Ended December 31, 2024
Net revenue	$4,241,732	$13,558,711
Gross profit	2,155,760	3,534,503
Income (loss) from operation	1,513,000	(265,754)
Net income	1,259,582	199,808